Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Expected income tax (recovery) expense at Canadian statutory rate	$40,622	$(84,596)	$5,746	$(11,903)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(2,702)	(5,560)	(3,863)	(16,718)
Adjustments from investments carried at fair value	(24,817)	40,357	(4,734)	11,092
Change in valuation allowance	(10,058)	676	(13,846)	(791)
Non-controlling interests share of income	10,468	2,201	16,470	12,393
Tax credits	(17,160)	(8,095)	(20,463)	(20,505)
Amortization and settlement of excess deferred income tax	(1,794)	(2,456)	(3,305)	(6,207)
Foreign exchange difference and other	213	1,515	7,464	1,382
Income tax recovery	$(5,228)	$(55,958)	$(16,531)	$(31,257)

Schedule of Valuation Allowance
The following table illustrates the movement in the deferred tax valuation allowance:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Beginning balance	$95,554	$97,396	$97,344	$107,583
Charged to income tax expense (recovery)	(10,058)	676	(13,846)	(791)
Charged (reduction) to OCI	(5,507)	(6,418)	(3,509)	(15,138)
Ending balance	$79,989	$91,654	$79,989	$91,654